Tidal ETF Trust

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

August 2, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal ETF Trust (the “Trust”)
File Nos. 333-227298, 811-23377

To the Commission:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add two new series, the Unusual Whales Subversive Democratic Trading ETF and Unusual Whales Subversive Republican Trading ETF, is Post-Effective Amendment No. 223 and Amendment No. 224 to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, please contact John Hadermayer at (262) 318-8236 or jhadermayer@tidalfg.com.

Sincerely,

/s/ John Hadermayer
John Hadermayer
SVP Legal
Tidal Investments LLC